PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022
Prepaid expenses	$ 104,956	$ 154,837
Prepaid insurance	9,612	7,039
Rental deposits	94,925	223,490
Total	$ 209,493	$ 385,366